Net cash flow from operating activities (Tables)	12 Months Ended
Dec. 31, 2022
Net cash flow from operating activities [abstract]
Summary of cash flow from operating activities

Cash flows from operating activities
in EUR million		2022	2021	2020
Cash flows from operating activities
Result before tax		17,358	8,385	3,399
Adjusted for:	- Depreciation and amortisation	711	834	829
	- Addition to loan loss provisions	1,861	516	2,675
	- Other non-cash items included in result before tax	-6,332	-1,190	1,671
Taxation paid		-1,474	-1,873	-1,734
Changes in:	– Loans and advances to banks, not available on demand	-5,837	262	10,033
	– Deposits from banks, not payable on demand	-26,976	8,438	43,044
	Net change in loans and advances to/ from banks, not available/ payable on demand	-32,813	8,700	53,078
	– Trading assets	-5,489	-25	-2,101
	– Trading liabilities	11,975	-5,596	4,667
	Net change in Trading assets and Trading liabilities	6,486	-5,620	2,566
	Loans and advances to customers	-19,297	-27,860	2,876
	Customer deposits	25,057	10,339	39,740
	– Non–trading derivatives	-5,469	290	-1,440
	– Assets designated at fair value through profit or loss	45	-1,907	-1,369
	– Assets mandatorily at fair value through profit or loss	-4,143	1,650	-1,963
	– Other assets	-2,866	-113	1,082
	– Other financial liabilities at fair value through profit or loss	9,886	-6,791	1,189
	– Provisions and other liabilities	-123	-304	-1,355
	Other	-2,671	-7,175	-3,856
Net cash flow from/(used in) operating activities		-11,112	-14,943	101,243